Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 9 – Related party transactions

As of December 31, 2019 and 2018, the Company had accrued officers’ salary of $439,534 and $663,100, respectively. One of the officers settled with the company for a note payable that is unsecured on November 8, 2019 and doesn’t accrue interest and will be paid as 0.5% of revenues. This decreased accrued officers’ salary. The note is still outstanding as of December 31, 2022 and 2021. Payments for the years ended December 31, 2022 and 2021 was $97 and $101, respectively.

In 2021, we issued 7,544,848 shares of common stock for $239,800 of accrued salaries to one officer of the Company under a Restricted Stock Award.

On June 18, 2021, we issued 2,000,000 shares of common stock, to one officer and one director of the Company under a Restricted Stock Award for $94,600.

On November 30, 2021, we issued 7,000,000 shares of common stock to four officers and one director under a Restricted Stock Award for $224,000.

In 2022, we issued 4,812,259 shares of common stock for $67,399 of accrued salaries to one officer of the Company under a Restricted Stock Award.

On April 5, 2022, we issued 7,000,000 shares of common stock, to four officers and one director of the Company under a Restricted Stock Award for $175,700.

On September 8, 2022, we issued 4,000,000 shares of common stock to one officer and one director under a Restricted Stock Award for $46,400.

On November 2, 2022, we issued 3,000,000 shares of common stock to one director under a Restricted Stock Award for $29,700.

On December 30, 2022, we committed to issue 14,000,000 shares of common stock, to four officers and one director of the Company under a Restricted Stock Award for $84,000, which were subsequently issued on January 3, 2023.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2022